Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2065 Fund

June 30, 2021

AFF65-QTLY-0821
1.9895824.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	113,715	$2,086,676
Fidelity Advisor Series Growth Opportunities Fund (a)	77,156	1,435,869
Fidelity Advisor Series Small Cap Fund (a)	59,102	949,762
Fidelity Series All-Sector Equity Fund (a)	70,824	901,586
Fidelity Series Commodity Strategy Fund (a)	167,592	933,488
Fidelity Series Large Cap Stock Fund (a)	168,133	3,329,042
Fidelity Series Large Cap Value Index Fund (a)	23,215	358,665
Fidelity Series Opportunistic Insights Fund (a)	85,710	1,942,192
Fidelity Series Small Cap Opportunities Fund (a)	64,431	1,173,927
Fidelity Series Stock Selector Large Cap Value Fund (a)	139,887	2,115,097
Fidelity Series Value Discovery Fund (a)	128,364	2,159,074
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,528,325)		17,385,378

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	62,535	876,736
Fidelity Series Emerging Markets Fund (a)	41,098	501,398
Fidelity Series Emerging Markets Opportunities Fund (a)	167,742	4,505,554
Fidelity Series International Growth Fund (a)	119,201	2,331,581
Fidelity Series International Small Cap Fund (a)	32,235	717,864
Fidelity Series International Value Fund (a)	207,938	2,322,673
Fidelity Series Overseas Fund (a)	170,748	2,327,297
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,601,050)		13,583,103

Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund (a)	19,745	184,022
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,835	60,507
Fidelity Series Floating Rate High Income Fund (a)	3,917	36,231
Fidelity Series High Income Fund (a)	22,149	212,405
Fidelity Series Inflation-Protected Bond Index Fund (a)	61,126	671,168
Fidelity Series International Credit Fund (a)	527	5,331
Fidelity Series Investment Grade Bond Fund (a)	1,368	16,035
Fidelity Series Long-Term Treasury Bond Index Fund (a)	121,033	1,013,042
Fidelity Series Real Estate Income Fund (a)	11,024	128,098
TOTAL BOND FUNDS
(Cost $2,313,041)		2,326,839

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	151,346	151,346
Fidelity Series Short-Term Credit Fund (a)	3,193	32,439
TOTAL SHORT-TERM FUNDS
(Cost $183,669)		183,785
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,626,085)		33,479,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,453
NET ASSETS - 100%		$33,480,558

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,644,596	$402,070	$142,400	$--	$2,407	$180,003	$2,086,676
Fidelity Advisor Series Growth Opportunities Fund	1,143,777	299,495	140,696	--	3,962	129,331	1,435,869
Fidelity Advisor Series Small Cap Fund	743,991	177,982	14,525	--	7	42,306	949,762
Fidelity Series All-Sector Equity Fund	703,138	162,772	28,385	--	77	63,984	901,586
Fidelity Series Canada Fund	631,747	201,444	22,783	--	197	66,131	876,736
Fidelity Series Commodity Strategy Fund	724,277	167,029	63,161	--	3,124	102,219	933,488
Fidelity Series Emerging Markets Debt Fund	142,410	40,621	3,048	1,698	6	4,032	184,022
Fidelity Series Emerging Markets Debt Local Currency Fund	47,430	12,366	998	--	(17)	1,726	60,507
Fidelity Series Emerging Markets Fund	415,086	102,197	36,036	--	(89)	20,240	501,398
Fidelity Series Emerging Markets Opportunities Fund	3,734,073	907,128	326,792	--	(2,968)	194,114	4,505,554
Fidelity Series Floating Rate High Income Fund	28,127	8,514	610	304	--	200	36,231
Fidelity Series Government Money Market Fund 0.08%	172,299	45,775	66,727	23	--	--	151,346
Fidelity Series High Income Fund	164,950	47,110	3,984	2,152	6	4,322	212,405
Fidelity Series Inflation-Protected Bond Index Fund	521,521	149,757	12,810	--	6	12,694	671,168
Fidelity Series International Credit Fund	5,232	30	--	30	--	69	5,331
Fidelity Series International Growth Fund	1,770,301	514,090	121,836	--	5,393	163,634	2,331,581
Fidelity Series International Small Cap Fund	560,643	134,966	21,215	--	(93)	43,563	717,864
Fidelity Series International Value Fund	1,768,366	594,830	88,429	--	255	47,651	2,322,673
Fidelity Series Investment Grade Bond Fund	12,375	3,502	68	68	--	225	16,035
Fidelity Series Large Cap Stock Fund	2,568,501	626,887	64,828	--	(325)	198,808	3,329,042
Fidelity Series Large Cap Value Index Fund	277,216	73,164	6,584	--	(13)	14,882	358,665
Fidelity Series Long-Term Treasury Bond Index Fund	713,643	286,111	38,310	5,329	(4,613)	56,211	1,013,042
Fidelity Series Opportunistic Insights Fund	1,524,816	353,360	123,415	--	2,658	184,774	1,942,192
Fidelity Series Overseas Fund	1,773,028	525,188	120,641	--	1,234	148,489	2,327,297
Fidelity Series Real Estate Income Fund	99,307	25,248	2,106	166	--	5,649	128,098
Fidelity Series Short-Term Credit Fund	36,275	8,549	12,360	115	(16)	(9)	32,439
Fidelity Series Small Cap Opportunities Fund	918,165	251,446	22,462	--	(181)	26,960	1,173,927
Fidelity Series Stock Selector Large Cap Value Fund	1,626,789	431,916	44,325	--	(32)	100,750	2,115,097
Fidelity Series Value Discovery Fund	1,665,291	443,092	45,761	--	(205)	96,658	2,159,074
Total	$26,137,370	$6,996,639	$1,575,295	$9,885	$10,780	$1,909,616	$33,479,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.